Earnings Per Share (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share (Textual) [Abstract]
Specified number of shares for each $1,000 principal of exchangeable senior notes		$ 13,030,000	$ 1,000	$ 1,000
Principal amount of exchangeable senior notes convertible to 28.039 shares		28.039	28.039	28.039
Repayment of Outstanding Balance on Exchangeable Senior Notes	$ 30,400,000